JPMORGAN TRUST I
JPMorgan U.S. Value Fund
JPMORGAN TRUST II
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
JPMorgan Mid Cap Value Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated August 18, 2026
to the current Summary Prospectuses and Prospectuses as supplemented
JPMORGAN U.S VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, the Fund will invest at least 80% of its Assets in common stocks issued by U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund’s adviser applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of the reconstitution of the Russell 1000 Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $97.79 million to $925.41 billion.
To:
Under normal circumstances, the Fund will invest at least 80% of its Assets in common stocks issued by U.S. value companies. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund’s adviser applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of July 31, 2026 the market capitalizations of the companies in the index ranged from $120.00 million to $2.41 trillion.
JPMORGAN SMALL CAP VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index at the time of purchase. As of the reconstitution of the Russell 2000 Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $1.50 million to $10.23 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).
To:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap value companies. “Small cap companies are companies with market capitalizations similar to those within the universe of

SUP‑INV‑MF‑826

the Russell 2000® Value Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from approximately $364.56 thousand to $9.63 billion. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes.
In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).
JPMORGAN LARGE CAP VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of large companies. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of the reconstitution of the Russell 1000 Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $97.79 million to $925.41 billion. In implementing its main strategies, the Fund invests primarily in common stocks.
To:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of large value companies, including common stocks, and debt and preferred securities which are convertible to common stock. Large companies are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from approximately $120.00 million to $2.41 trillion. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes.
In implementing its main strategies, the Fund invests primarily in common stocks.
JPMORGAN SMALL CAP GROWTH FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. As of the reconstitution of the Russell 2000 Growth Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $1.51 million to $21.30 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests insecurities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
To:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization growth companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Growth Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from $3.2 million to $10.87 billion. Growth companies are those that the adviser believes have growth potential compared to companies in the U.S. small capitalization market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth. “Assets” means net assets plus the amount of borrowings for investment purposes.
In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMORGAN LARGE CAP GROWTH FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of the reconstitution of the Russell 1000 Growth Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $27.30 million to $4.25 trillion. Typically, in implementing its strategy, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.
To:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established growth companies. Large, well-established companies are companies with market capitalizations similar to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from $28.09 million to $4.67 trillion. Growth companies are those that the adviser believes have growth potential compared to companies in the U.S. large capitalization market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth. “Assets” means net assets plus the amount of borrowings for investment purposes.
Typically, in implementing its strategy, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.
JP MORGAN MID CAP GROWTH FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred securities that are convertible to common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of the reconstitution of the Russell Midcap Growth Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $26.21 million to $84.46 billion.
To:
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of mid cap growth companies. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from $28.09 million to $97.98 billion. Growth companies are those that the adviser believes have growth potential compared to companies in the U.S. mid capitalization market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth. “Assets” means net assets plus the amount of borrowings for investment purposes.
In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth.
JPMORGAN MID CAP VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index at the time of purchase. As of the reconstitution of the Russell Midcap Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $97.79 million to $91.60 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

To:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap value companies. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Value Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from approximately $120.00 million to $79.47 billion. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes.
In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).
Corresponding changes will also be made to the “More About the Funds – Additional Information About the Funds’ Investment Strategies – Additional Investment Strategies” section of the Funds’ Prospectuses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUSES FOR FUTURE REFERENCE